SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

23   SEGMENT INFORMATION

The Company has one operating segment, which is the design, build-out and operation of data centers. The Company’s chief operating decision maker is the chief executive officer of the Company who reviews the Company’s consolidated results of operations in assessing performance of and making decisions about resource allocations to this segment. Accordingly, no reportable segment information is presented.

During the year ended December 31, 2017, 2018 and 2019, substantially all of the Company’s operations are in the PRC. As of December 31, 2018 and 2019, the long-lived assets amounted to RMB742,390 and RMB1,605,892, respectively, were located in Hong Kong SAR, and substantially all of the remaining long-lived assets were in the PRC.